UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 25.8%
Auto Components 1.1%
Autoliv, Inc.	1,700	99,637
TRW Automotive Holdings Corp.*	500	12,420

		112,057
Automobiles 1.0%
Ford Motor Co.	12,400	100,812
Hotels Restaurants & Leisure 5.0%
Brinker International, Inc.	2,400	109,128
Choice Hotels International, Inc.	2,200	100,320
Darden Restaurants, Inc.	2,500	100,375
Starbucks Corp.*	2,800	98,812
Wendy's International, Inc.	3,100	100,967

		509,602
Household Durables 2.4%
Mohawk Industries, Inc.*	100	7,743
Newell Rubbermaid, Inc.	3,600	102,564
Snap-on, Inc.	2,200	104,500
Standard Pacific Corp.	1,000	26,390

		241,197
Leisure Equipment & Products 2.0%
Hasbro, Inc.	3,800	101,650
Mattel, Inc.	4,700	103,165

		204,815
Media 4.1%
Cablevision Systems Corp. (New York Group) "A"	3,600	99,972
McGraw-Hill Companies, Inc.	1,500	99,975
The DIRECTV Group, Inc.*	4,700	106,925
Walt Disney Co.	3,100	102,455

		409,327
Multiline Retail 3.9%
Dollar Tree Stores, Inc.*	3,300	99,033
Family Dollar Stores, Inc.	3,200	89,248
Federated Department Stores, Inc.	2,400	101,016
Nordstrom, Inc.	2,100	102,942

		392,239
Specialty Retail 3.0%
AnnTaylor Stores Corp.*	2,900	100,050
Dick's Sporting Goods, Inc.*	200	10,728
Office Depot, Inc.*	2,500	94,650
TJX Companies, Inc.	3,700	101,454

		306,882

Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc.*	2,700	116,667
Jones Apparel Group, Inc.	3,100	104,160
Polo Ralph Lauren Corp.	1,500	117,300

		338,127
Consumer Staples 1.0%
Personal Products
Estee Lauder Companies, Inc. "A"	2,500	103,225
Energy 8.4%
Energy Equipment & Services 2.2%
SEACOR Holdings, Inc.*	1,100	103,587
Superior Energy Services, Inc.*	3,600	117,252

		220,839
Oil, Gas & Consumable Fuels 6.2%
Cabot Oil & Gas Corp.	400	24,852
Cimarex Energy Co.	2,900	109,069
Denbury Resources, Inc.*	3,600	105,660
Noble Energy, Inc.	1,300	69,550
Range Resources Corp.	3,300	102,597
Valero Energy Corp.	1,800	99,126
W&T Offshore, Inc.	3,300	114,378

		625,232
Financials 4.1%
Capital Markets 1.1%
Merrill Lynch & Co., Inc.	1,200	104,916
Consumer Finance 1.0%
First Marblehead Corp.	1,400	104,776
Insurance 2.0%
HCC Insurance Holdings, Inc.	3,300	99,627
W.R. Berkley Corp.	2,900	101,819

		201,446
Health Care 11.9%
Health Care Equipment & Supplies 2.4%
Hillenbrand Industries, Inc.	1,700	98,362
IDEXX Laboratories, Inc.*	400	33,860
Kinetic Concepts, Inc.*	3,000	108,900

		241,122
Health Care Providers & Services 5.0%
AmerisourceBergen Corp.	2,200	101,178
Humana, Inc.*	2,000	108,200
Manor Care, Inc.	2,100	99,792
McKesson Corp.	2,000	98,800
Sierra Health Services, Inc.*	2,900	101,645

		509,615
Health Care Technology 0.1%
WebMD Health Corp. "A"*	400	14,232
Life Sciences Tools & Services 0.1%
Pharmaceutical Product Development, Inc.	200	6,318
Pharmaceuticals 4.3%
Abbott Laboratories	1,800	83,988

Endo Pharmaceuticals Holdings, Inc.*	3,700	100,307
Merck & Co., Inc.	200	8,902
Mylan Laboratories, Inc.	5,000	101,450
Pfizer, Inc.	3,800	104,462
Schering-Plough Corp.	1,800	39,618

		438,727
Industrials 17.8%
Aerospace & Defense 1.0%
Boeing Co.	1,100	97,383
Airlines 3.4%
AMR Corp.*	3,800	121,448
Continental Airlines, Inc. "B"*	3,000	121,920
Southwest Airlines Co.	6,600	103,686

		347,054
Commercial Services & Supplies 3.0%
Allied Waste Industries, Inc.*	8,100	102,708
Monster Worldwide, Inc.*	2,500	109,125
Waste Management, Inc.	2,600	95,186

		307,019
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	1,200	98,268
Machinery 5.4%
AGCO Corp.*	3,600	112,428
Crane Co.	800	30,480
Cummins, Inc.	800	95,936
Manitowoc Co., Inc.	1,700	102,408
Oshkosh Truck Corp.	2,200	105,622
Parker Hannifin Corp.	1,200	100,176

		547,050
Road & Rail 3.0%
J.B. Hunt Transport Services, Inc.	4,600	100,694
Laidlaw International, Inc.	3,500	101,640
Ryder System, Inc.	1,900	99,123

		301,457
Trading Companies & Distributors 1.0%
GATX Corp.	2,200	101,596
Information Technology 17.7%
Communications Equipment 1.0%
Corning, Inc.* 4,800 103,488

Computers & Peripherals 2.1%
Hewlett-Packard Co.	2,600	102,596
Lexmark International, Inc. "A"*	1,600	110,368

		212,964
Electronic Equipment & Instruments 2.0%
National Instruments Corp.	3,500	100,905
Tech Data Corp.*	2,400	100,368

		201,273
IT Services 2.5%
Acxiom Corp.	4,100	102,172
Convergys Corp.*	4,700	113,364

Total System Services, Inc.	1,500	38,955

		254,491
Semiconductors & Semiconductor Equipment 6.0%
Atmel Corp.*	20,600	104,236
Fairchild Semiconductor International, Inc.*	6,400	104,448
Lam Research Corp.*	1,200	63,120
MEMC Electronic Materials, Inc.*	2,600	103,480
Micron Technology, Inc.*	6,900	100,740
National Semiconductor Corp.	4,200	101,598
Novellus Systems, Inc.*	1,000	31,220

		608,842
Software 4.1%
BEA Systems, Inc.*	7,300	100,521
BMC Software, Inc.*	3,200	104,192
Cadence Design Systems, Inc.*	5,500	101,090
FactSet Research Systems, Inc.	2,000	105,760

		411,563
Materials 8.0%
Chemicals 3.6%
Celanese Corp. "A"	4,800	105,600
Chemtura Corp.	5,600	54,320
Lyondell Chemical Co.	4,000	98,800
Westlake Chemical Corp.	3,100	101,525

		360,245
Metals & Mining 4.4%
Carpenter Technology Corp.	1,000	106,810
Commercial Metals Co.	4,100	119,105
Nucor Corp.	1,800	107,730
United States Steel Corp.	1,500	112,185

		445,830
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	2,900	98,339
Citizens Communications Co.	7,100	100,607

		198,946
Wireless Telecommunication Services 1.0%
SBA Communications Corp. "A"*	3,600	102,132

Total Common Stocks (Cost $9,725,330)		9,885,107
Cash Equivalents 5.4%
Cash Management QP Trust, 5.33% (a) (Cost $542,433)	542,433	542,433

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 10,267,763)	103.1	10,427,540
Other Assets and Liabilities, Net	(3.1)	(309,799)

Net Assets	100.0	10,117,741
Common Stocks Sold Short 97.8%
Consumer Discretionary 24.1%
Auto Components 1.1%
Gentex Corp.	6,500	107,705
Automobiles 0.6%
Thor Industries, Inc.	1,400	62,965
Diversified Consumer Services 1.0%
H&R Block, Inc.	4,300	103,200
Hotels Restaurants & Leisure 4.1%
Hilton Hotels Corp.	3,400	111,622
Las Vegas Sands Corp.*	1,100	100,716
Penn National Gaming, Inc.*	2,600	96,122
Starwood Hotels & Resorts Worldwide, Inc.	1,600	102,672

		411,132
Household Durables 6.4%
Beazer Homes USA, Inc.	2,300	105,018
Centex Corp.	2,000	110,680
D.R. Horton, Inc.	4,200	111,888
Fortune Brands, Inc.	1,300	105,170
KB Home	2,100	106,526
Lennar Corp. "A"	2,100	110,250

		649,532
Internet & Catalog Retail 1.2%
IAC/InterActiveCorp.*	3,300	120,417
Leisure Equipment & Products 1.0%
Pool Corp.	2,500	102,425
Media 2.6%
Discovery Holding Co. "A"*	6,800	104,312
Interpublic Group of Companies, Inc.*	9,600	114,912
New York Times Co. "A"	1,900	45,866

		265,090
Specialty Retail 6.1%
Bed Bath & Beyond, Inc.*	2,500	96,875
CarMax, Inc.*	2,300	106,122
GameStop Corp. "A"*	1,800	100,890
Home Depot, Inc.	2,700	101,162
Tiffany & Co.	2,800	107,604
Tractor Supply Co.*	2,100	99,960

		612,613
Consumer Staples 2.5%
Food & Staples Retailing 1.0%
SUPERVALU, Inc.	3,000	102,780
Food Products 1.5%
Del Monte Foods Co.	4,000	45,160
Tyson Foods, Inc. "A"	6,700	106,463

		151,623

Energy 8.4%
Energy Equipment & Services 6.2%
Baker Hughes, Inc.	1,400	102,802
BJ Services Co.	200	6,720
Dresser-Rand Group, Inc.*	5,000	121,050
National-Oilwell Varco, Inc.*	900	59,859
Oceaneering International, Inc.*	2,700	117,747
Smith International, Inc.	2,500	105,900
TETRA Technologies, Inc.*	4,100	105,944

		620,022
Oil, Gas & Consumable Fuels 2.2%
Arch Coal, Inc.	300	10,770
Pogo Producing Co.	1,900	100,870
Southwestern Energy Co.*	2,700	113,751

		225,391
Financials 3.4%
Diversified Financial Services 0.7%
Nasdaq Stock Market, Inc.*	1,600	64,240
Insurance 2.5%
Arthur J. Gallagher & Co.	3,600	105,444
Hanover Insurance Group, Inc.	2,100	99,498
Prudential Financial, Inc.	600	48,606

		253,548
Real Estate Investment Trusts 0.2%
Plum Creek Timber Co., Inc. (REIT)	600	22,356
Health Care 14.8%
Biotechnology 3.3%
Celgene Corp.*	2,300	128,179
MedImmune, Inc.*	3,100	101,339
Millennium Pharmaceuticals, Inc.*	9,000	101,250

		330,768
Health Care Equipment & Supplies 7.0%
Biomet, Inc.	2,900	109,649
Gen-Probe, Inc.*	2,100	102,354
Intuitive Surgical, Inc.*	1,000	101,620
Medtronic, Inc.	1,500	78,195
ResMed, Inc.*	2,300	115,000
Respironics, Inc.*	2,800	100,968
The Cooper Companies, Inc.	1,900	102,316

		710,102
Health Care Providers & Services 1.0%
Triad Hospitals, Inc.*	2,500	104,526
Life Sciences Tools & Services 1.4%
Invitrogen Corp.*	700	38,514
Millipore Corp.*	1,500	102,615

		141,129
Pharmaceuticals 2.1%
Eli Lilly & Co.	1,800	96,462
Sepracor, Inc.*	2,000	111,620

		208,082

Industrials 18.1%
Aerospace & Defense 3.0%
Armor Holdings, Inc.*	1,800	102,199
DRS Technologies, Inc.	2,100	102,099
Goodrich Corp.	2,300	103,500

		307,798
Air Freight & Logistics 2.0%
C.H. Robinson Worldwide, Inc.	2,300	101,067
Expeditors International of Washington, Inc.	2,200	100,285

		201,352
Building Products 2.0%
Lennox International, Inc.	3,200	93,568
USG Corp.*	2,000	111,460

		205,028
Commercial Services & Supplies 2.9%
Covanta Holding Corp.*	4,700	103,195
HNI Corp.	1,700	79,468
The Brink's Co.	1,900	106,666

		289,329
Construction & Engineering 2.2%
Fluor Corp.	1,200	104,496
Shaw Group, Inc.*	3,800	113,582

		218,078
Industrial Conglomerates 1.0%
3M Co.	1,300	105,898
Machinery 1.0%
Kennametal, Inc.	1,700	103,299
Road & Rail 3.0%
Kansas City Southern*	3,800	102,105
Landstar System, Inc.	2,200	99,088
YRC Worldwide, Inc.*	2,600	100,750

		301,943
Trading Companies & Distributors 1.0%
Fastenal Co.	2,800	100,772
Information Technology 18.5%
Communications Equipment 2.2%
Ciena Corp.*	4,300	108,102
Juniper Networks, Inc.*	5,200	110,708

		218,810
Computers & Peripherals 2.2%
Apple Computer, Inc.*	1,300	119,184
SanDisk Corp.*	2,300	102,120

		221,304
Electronic Equipment & Instruments 2.8%
Arrow Electronics, Inc.*	3,300	104,808
CDW Corp.	1,500	105,750
Tektronix, Inc.	2,300	70,772

		281,330
IT Services 4.8%
Ceridian Corp.*	4,100	99,860
DST Systems, Inc.*	1,600	99,840
Fidelity National Information Services, Inc.	2,500	99,750
Unisys Corp.*	16,300	117,523

VeriFone Holdings, Inc.*	2,200	74,272

		491,245
Semiconductors & Semiconductor Equipment 3.3%
Agere Systems, Inc.*	6,100	109,312
Broadcom Corp. "A"*	3,500	114,905
PMC-Sierra, Inc.*	13,300	100,860
Verigy Ltd.*	355	6,333

		331,410
Software 3.2%
Activision, Inc.*	7,100	121,055
NAVTEQ*	2,900	103,656
Novell, Inc.*	16,500	103,620

		328,331
Materials 4.9%
Chemicals 1.0%
Ashland, Inc.	1,500	101,415
Containers & Packaging 1.0%
Crown Holdings, Inc.*	4,900	100,940
Paper & Forest Products 2.9%
Louisiana-Pacific Corp.	4,900	103,390
MeadWestvaco Corp.	3,700	109,150
Weyerhaeuser Co.	1,300	83,258

		295,798
Telecommunication Services 3.1%
Diversified Telecommunication Services 1.1%
NeuStar, Inc. "A"*	3,400	113,050
Wireless Telecommunication Services 2.0%
ALLTEL Corp.	1,800)	102,132
NII Holdings, Inc.*	1,600	103,888

		206,020

Total Common Stocks Sold Short (Proceeds $9,461,098)		9,892,796
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.
*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007